Reconciliation of Financial Statements to Form 5500 (Tables) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Summary of Reconciliation of Net Assets Available for Benefits Per the Financial Statements to From 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500 at December 31, 2025 and 2024:

	2025	2024
Net assets available for benefits per the financial statements	$3,585,204,772	$3,219,775,473
Amounts allocated to deemed distributions of notes receivable from Participants	(2,325,616)	(2,180,524)
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(8,093,432)	(16,016,470)

Net assets available for benefits per the Form 5500	$3,574,785,724	$3,201,578,479

Summary of Net Increase in Net Assets Available for Benefits Per the Financial Statements to Net Income Per the Form 5500
The following is a reconciliation of net increase in net assets available for benefits per the financial statements to net income per the Form 5500 for the year ended December 31, 2025:

Net increase in net assets available for benefits per the financial statements	$365,429,299
Adjustment from contract value to fair value for fully benefit-responsive investment contracts as of the current year-end	(8,093,432)
Adjustment from contract value to fair value for fully benefit-responsive investment contracts as of the prior year-end	16,016,470
Net decrease in defaulted notes receivable from Participants	24,155
Interest income of defaulted notes receivable from Participants	(169,247)

Total net income per the Form 5500	$373,207,245